Investments Composition of Fixed Maturities by Maturity (Detail) - Fixed maturities $ in Millions	Dec. 31, 2018 USD ($)
Schedule of Debt Securities by Contractual Maturity [Line Items]
Less than one year	$ 4,880.1
One to five years	17,719.4
Five to ten years	5,581.3
Ten years or greater	75.1
Cost	28,255.9
Less than one year	4,867.0
One to five years	17,652.0
Five to ten years	5,517.5
Ten years or greater	75.0
Debt Securities, Available-for-Sale	$ 28,111.5